CITY NATIONAL ROCHDALE FUNDS

CITY NATIONAL ROCHDALE CORPORATE BOND FUND
Servicing Class (CNCIX)
Class N (CCBAX)

CITY NATIONAL ROCHDALE INTERMEDIATE FIXED INCOME FUND
Institutional Class (CNRIX)
Class N (RIMCX)

CITY NATIONAL ROCHDALE FIXED INCOME OPPORTUNITES FUND
Class N (RIMOX)

Supplement dated August 7, 2017, to the
 Prospectus and Statement of Additional Information dated January 31, 2017

Effective immediately, William C. Miller, Jr. is no longer a portfolio manager of the City National Rochdale Corporate Bond Fund, City National Rochdale Intermediate Fixed Income Fund or City National Rochdale Fixed Income Opportunities Fund. Accordingly, all references to Mr. Miller are hereby removed.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CNR-SK-027-0100